UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

 ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2022 to August 31, 2022

Commission File Number of issuing entity: 333-220233-12

 CIK number of issuing entity: 0001823097

GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST 2020-4

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-220233

 CIK number of depositor: 0001347185

AFS SenSub Corp.

(Exact name of depositor as specified in its charter)

CIK number of sponsor: 0001002761

 AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Randal L. Willis (817) 302-7000

(Name and telephone number of person to contact in connection with this filing)

Delaware	85-6496280
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒
Class A-2 Class A-3 Class A-4	☐ ☐ ☐	☐ ☐ ☐	☒ ☒ ☒
Class B	☐	☐	☒
Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒     No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was September 15, 2022.

No assets securitized by AmeriCredit Financial Services, Inc. d/b/a GM Financial (the “Securitizer”) and held by GM Financial Consumer Automobile Receivables Trust 2020-4 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2022 to August 31, 2022.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 1, 2022.

Item 1A. – Asset-Level Information.

The response to Item 1A is set forth in Exhibit 102.1 and Exhibit 103.1 each of which is incorporated by reference into this Form 10-D as described in Item 10.

Item 1B. – Asset Representations Reviewer and Investor Communication.

None

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – [Reserved]

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Change in Sponsor Interest in the Securities.

None

ITEM 8 – Significant Enhancement Provider Information.

None

ITEM 9 – Other Information.

None

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

102.1	Asset Data File, dated as of September 21, 2022 for the reporting period August 1, 2022 to August 31, 2022 (See Exhibit 102.1 to Form ABS-EE filed by GM Financial Consumer Automobile Receivables Trust 2020-4 with the SEC on September 21, 2022, which is incorporated by reference herein).

103.1	Asset Related Document, dated as of September 21, 2022 for the reporting period August 1, 2022 to August 31, 2022 (See Exhibit 103.1 to Form ABS-EE filed by GM Financial Consumer Automobile Receivables Trust 2020-4 with the SEC on September 21, 2022, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST 2020-4

(Issuing Entity)

Dated: September 23, 2022

By: AmeriCredit Financial Services, Inc. d/b/a GM Financial, as Servicer

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting